Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Inventories [Abstract]
Summary of inventories

	December 31, 2022	December 31, 2021
Merchandise held for resale	36,883	27,106
Other inventories	1,009	752
Right of return assets	396	417
Inventory valuation allowance	(3,673)	(1,913)

	34,615	26,362